Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

					Value of Initial Fixed $100 Investment based on:(2)
	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Company Total Shareholder Return (TSR) ($)	Peer Group TSR S&P 500 A&D Index TSR ($)	Peer Group TSR S&P 500 Industrials Index TSR ($)	Net Income ($) (in millions)	Manufacturing Cash Flow before Pension Contributions(3)
2025	21,165,556	24,044,049	3,253,336	3,661,632	181.1	237.6	193.3	921	983
2024	19,643,978	15,770,450	4,526,389	3,798,259	159.0	162.3	158.9	824	695
2023	20,391,762	27,994,633	4,921,857	6,004,863	167.0	141.9	135.2	921	931
2022	15,367,279	18,736,482	3,881,920	4,533,894	146.8	132.9	114.5	861	1,188
2021	18,576,014	45,821,710	4,819,441	9,366,481	159.9	113.2	121.1	746	1,149

Named Executive Officers, Footnote [Text Block]		During 2021-2024 in the table above, Mr. Donnelly was Textron’s Principal Executive Officer (“PEO”) and our other Named Executive Officers (“Non-PEO NEOs”) consisted of Mr. Connor, Mr. Lupone and Ms. Duffy. In 2025, Mr. Donnelly was Textron’s Principal Executive Officer (“PEO”) and our other Named Executive Officers (“Non-PEO NEOs”) consisted of Mr. Connor, Mr. Lupone, Ms. Duffy, and Mr. Rosenberg. As described in the CD&A on page 26, Mr. Connor served as an NEO for two months in fiscal 2025.
PEO Total Compensation Amount		$ 21,165,556	$ 19,643,978	$ 20,391,762	$ 15,367,279	$ 18,576,014
PEO Actually Paid Compensation Amount	[1]	24,044,049	15,770,450	27,994,633	18,736,482	45,821,710
Non-PEO NEO Average Total Compensation Amount		3,253,336	4,526,389	4,921,857	3,881,920	4,819,441
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,661,632	3,798,259	6,004,863	4,533,894	9,366,481
Compensation Actually Paid vs. Total Shareholder Return

CAP versus TSR

As shown in the chart below, the calculated CAP for both the PEO and the Non-PEO NEOs is correlated with the Company’s TSR for each of the years set forth in the table above. This is due primarily to the Company’s use of equity incentive awards in the long-term incentive compensation plan, which results in the alignment of the value of our executives’ outstanding and unvested awards with shareholders’ interests. As described in detail in the Compensation Discussion and Analysis beginning on page 25, awards issued under our long-term incentive compensation program are directly linked to stock price and represent a substantial portion of our NEOs’ compensation which serves to align our executives’ interests with our shareholders’ interests.

From the end of the 2021 fiscal year to the end of the 2022 fiscal year, Textron’s common stock price decreased 8.3% from $77.20 to $70.80, resulting in a decreased fair value of outstanding and unvested equity awards and a decrease in year-over-year CAP for 2022.Textron’s common stock price then increased 13.6%, from $70.80 at the end of 2022 to $80.42 at the end of fiscal year 2023, resulting in an increase in year-over-year CAP for 2023. Textron’s common stock price decreased 4.0% from $80.42 to $77.21 from the end of fiscal year 2023 to the end of fiscal year 2024, which is reflected in the lower CAP for 2024. From the end of fiscal year 2024 to the end of fiscal year 2025, Textron’s common stock price increased 12.7%, from $77.21 to $87.05, driving an increased CAP for 2025. The impact of equity incentive compensation is greater for the PEO’s CAP calculation because the portion of his compensation that is delivered in the form of equity incentives is greater than that portion for the Non-PEO NEOs.

Compensation Actually Paid vs. Net Income

CAP versus Net income

As shown in the chart below, the Company’s net income increased in both periods from 2021 to 2022 and 2022 to 2023. The company’s net income decreased in the period from 2023 to 2024. From 2024 to 2025 the Company’s net income increased again. This measure is somewhat aligned with the calculated CAP for both the PEO and the Non-PEO NEOs, although, the correlation related to Net Income impact is overshadowed by the impact of changes in the Company’s stock price on CAP primarily due to the Company’s use of equity incentives that are tied directly to stock price, as described above. Notably, the Company does not use Net Income to determine compensation levels or long-term incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Manufacturing Cash Flow before Pension Contributions

As shown in the chart below, the Company’s Manufacturing Cash Flow before Pension Contributions increased modestly from 2021 to 2022 decreased in the periods from 2022 to 2023 and 2023 to 2024, and again increased from 2024 to 2025. This measure affects CAP for both the PEO and the Non-PEO NEOs by impacting the extent to which performance share units are earned over the performance periods, however this impact is overshadowed by the impact that changes in the Company’s stock price have on CAP, primarily due to the Company’s use of equity incentives that are tied directly to stock price, as described above.

Total Shareholder Return Vs Peer Group

Company’s TSR versus Peer Groups’ TSR

As shown in the chart below, the Company’s cumulative TSR is correlated with the S&P 500 Industrials index cumulative TSR. It is not as closely aligned with the S&P 500 A&D index cumulative TSR. Because Textron is a multi-industry company with businesses in the aerospace and defense industry as well as other industrial manufacturing businesses, both indices are relevant for comparison, although neither is an ideal peer group. Due to consolidation in the A&D industry, that index reflects the results of only twelve companies, including Textron, making each company’s impact arguably outsized, especially the impact of large companies, given that the returns shown are weighted based on market capitalization. Since the S&P 500 Industrials index includes a greater number of companies than the S&P 500 A&D index, using this index for comparison mitigates the effect of companies with outlying performance.

Tabular List, Table

Financial Performance Measures

The following list of financial performance measures represents, in the Company’s assessment, the most important financial performance measures used by the Company to link Compensation Actually Paid (“CAP”) to the NEOs to company performance for the 2025 fiscal year. Please see the Compensation Discussion and Analysis beginning on page 25 for additional discussion of how these factors affected our NEOs’ compensation.

Descriptions of Relationships

Manufacturing Cash Flow before Pension Contributions
Average Return on Investment Capital
Cumulative Manufacturing Cash Flow
Enterprise Net Operating Profit
Relative TSR compared to the S&P 500

Set forth below are descriptions of the relationship between CAP and each of the financial performance metrics set forth in the Pay versus Performance table above, as well as a description of the relationship of the Company’s Total Shareholder Return (“TSR”) compared to our Peer Groups’ TSR.

Total Shareholder Return Amount	[2]	$ 181.1	159.0	167.0	146.8	159.9
Peer Group Total Shareholder Return Amount	[2]	237.6	162.3	141.9	132.9	113.2
[custom:PeerGroupTotalShareholderRtnAmt1]	[2]	193.3	158.9	135.2	114.5	121.1
Net Income (Loss) Attributable to Parent		$ 921,000,000	$ 824,000,000	$ 921,000,000	$ 861,000,000	$ 746,000,000
Company Selected Measure Amount	[3]	983	695	931	1,188	1,149
PEO Name		Mr. Donnelly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Manufacturing Cash Flow before Pension Contributions
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Average Return on Investment Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cumulative Manufacturing Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Enterprise Net Operating Profit
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR compared to the S&P 500
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 2,878,493	$ (3,873,528)	$ 7,602,871	$ 3,369,203	$ 27,245,696
PEO [Member] | Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(2,191,758)	(894,425)	(2,682,449)		(95,972)
PEO [Member] | Increase For Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		279,174	260,276	413,267	576,449	580,054
PEO [Member] | Deduction For Grant Date Fair Value Of Stock Awarded Reported Under Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(10,588,942)	(11,586,840)	(10,100,586)	(8,314,479)	(10,500,442)
PEO [Member] | Deduction For Amounts Grant Date Fair Value Of Options Awarded [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(3,463,119)	(3,946,683)	(3,477,679)	(2,905,358)	(3,011,625)
PEO [Member] | Increase For Year End Fair Value Of Awards Granted That Remins Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]	18,146,435	12,206,192	14,676,737	12,650,262	22,165,513
PEO [Member] | Increase Decrease For Change In Fair Value Of Award Granted That Were Outstanding And Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]	2,296,108	300,473	4,093,826	1,079,909	14,602,311
PEO [Member] | Increase Decrease For Change In Fair Value To Vesting Date Of Awards Granted That Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(1,609,140)	(223,541)	4,665,399	264,240	3,486,240
PEO [Member] | Increase For Value Of Dividend Equivalents Earned On Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		9,735	11,020	14,355	18,180	19,617
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		408,296	(728,130)	1,083,006	651,974	4,547,040
Non-PEO NEO [Member] | Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(209,486)	(329,030)	(759,286)		(216,984)
Non-PEO NEO [Member] | Increase For Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		110,251	147,433	129,420	162,591	165,031
Non-PEO NEO [Member] | Deduction For Grant Date Fair Value Of Stock Awarded Reported Under Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(1,015,693)	(1,938,279)	(1,697,740)	(1,444,119)	(1,828,820)
Non-PEO NEO [Member] | Deduction For Amounts Grant Date Fair Value Of Options Awarded [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(332,192)	(660,194)	(584,526)	(504,602)	(527,116)
Non-PEO NEO [Member] | Increase For Year End Fair Value Of Awards Granted That Remins Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]	1,740,620	2,041,877	2,466,901	2,190,502	3,879,540
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value Of Award Granted That Were Outstanding And Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]	384,634	48,108	711,301	194,183	2,484,003
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value To Vesting Date Of Awards Granted That Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(271,142)	(39,921)	814,467	50,307	588,100
Non-PEO NEO [Member] | Increase For Value Of Dividend Equivalents Earned On Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 1,304	$ 1,876	$ 2,469	$ 3,112	$ 3,286

[1]	During 2021-2024 in the table above, Mr. Donnelly was Textron’s Principal Executive Officer (“PEO”) and our other Named Executive Officers (“Non-PEO NEOs”) consisted of Mr. Connor, Mr. Lupone and Ms. Duffy. In 2025, Mr. Donnelly was Textron’s Principal Executive Officer (“PEO”) and our other Named Executive Officers (“Non-PEO NEOs”) consisted of Mr. Connor, Mr. Lupone, Ms. Duffy, and Mr. Rosenberg. As described in the CD&A on page 26, Mr. Connor served as an NEO for two months in fiscal 2025.
[2]	Represents the value as of the end of each year indicated of $100 invested on December 31, 2020 in the Company’s stock or in one of the indicated Peer Group indices.
[3]	In each year, calculated as described in footnotes (2) and (4) of that year’s Annual Incentive Compensation Calculation chart, found on page 34 with respect to 2025.
[4]	We calculate the fair value of our PSUs in accordance with GAAP, based on the closing price of our common stock and the number of units, as adjusted based on estimates with respect to performance on the relevant metrics. On the grant date, we assume performance at target on the metrics. Following the grant date, we apply the actual relative TSR as of the valuation date, and, for the remaining performance periods, we utilize estimates of performance against the target for each operating metric.